J.P. MORGAN INCOME FUNDS

JPMorgan Core Bond Fund

(Class A, Class C, Select Class, Class R2, Class R5 and Class R6 Shares)

(a series of JPMorgan Trust II)

Supplement dated September 8, 2016

to the Prospectuses and Summary Prospectuses for Class A, Class C,

Select Class, Class R2, Class R5 and Class R6 Shares

dated July 1, 2016, as supplemented

Changes to Expense Limitation Agreement for the JPMorgan Core Bond Fund (the “Fund”): Effective November 1, 2016 (the “Effective Date”), the Fund’s adviser and/or its affiliates have contractually agreed to waive additional fees and/or reimburse additional expenses on Select Class Shares and extend the expense limitation agreement for Class A, Class C, Select Class, Class R5 and Class R6 Shares through October 31, 2018. The expense limitation agreement for Class R2 shares will reflect an increase in the expense cap on July 1, 2017 from 1.00% to 1.10%. The new expense cap for Class R2 Shares will be in effect from July 1, 2017 through October 31, 2018. In connection with these changes, the “Annual Fund Operating Expenses” and “Example” tables in the Fund’s prospectuses are hereby replaced with the corresponding tables below on the Effective Date.

For the Class A, Class C and Select Class Shares:

The tables below replace the corresponding tables on page 1 of the Class A, Class C and Select Class prospectus and in the Summary Prospectus on the Effective Date.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	0.30%	0.30%	0.30%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.43	0.40	0.41
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.18	0.15	0.16
Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expenses	0.99	1.46	0.72
Fee Waivers and Expense Reimbursements[1]	(0.24)	(0.06)	(0.22)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.75	1.40	0.50

1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.75%, 1.40% and 0.50% of the average daily net assets of Class A, Class C and Select Class Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/18, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

SUP-CB-916

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/18 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	449	631	855	1,499
CLASS C SHARES ($)	243	450	786	1,736
SELECT CLASS SHARES ($)	51	185	356	852

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	449	631	855	1,499
CLASS C SHARES ($)	143	450	786	1,736
SELECT CLASS SHARES ($)	51	185	356	852

Changes to Additional Fee and Expense Information. In connection with the change to the investment advisory expense limitation agreement, the following replaces the information in the table on page 202 of the Class A, Class C and Select Class Prospectus as of the Effective Date:

	Class	Net Expense Ratio	Gross Expense Ratio
JPMorgan Core Bond Fund	A	0.75%	0.99%
	C	1.40%	1.46%
	Select	0.50%	0.72%

The following replace the tables on page 204 of the Class A, Class C and Select Class prospectus on the Effective Date.

JPMorgan Core Bond Fund

	Class A				Class C1
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2017	$449	1.06%	0.34%	0.34%	$143	5.00%	3.60%	3.60%
October 31, 2018	77	6.12	4.61	4.25	148	10.25	7.33	3.60
October 31, 2019	106	11.42	8.80	4.01	159	15.76	11.13	3.54
October 31, 2020	110	16.99	13.16	4.01	165	21.55	15.06	3.54
October 31, 2021	114	22.84	17.70	4.01	171	27.63	19.14	3.54
October 31, 2022	119	28.98	22.42	4.01	177	34.01	23.35	3.54
October 31, 2023	124	35.43	27.33	4.01	183	40.71	27.72	3.54
October 31, 2024	129	42.21	32.44	4.01	190	47.75	32.24	3.54
October 31, 2025	134	49.32	37.75	4.01	196	55.13	36.92	3.54
October 31, 2026	139	56.78	43.27	4.01	203	62.89	41.77	3.54

1	The disclosure and numbers for Class C Shares shown above assume that the shareholder did not redeem the shares. With redemption, the numbers for Class C Shares for the first and second year (period ended October 31, 2018) would be as follows:

Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
$243	4.00%	2.60%	2.60%

	Select Class
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2017	$51	5.00%	4.50%	4.50%
October 31, 2018	53	10.25	9.20	4.50
October 31, 2019	80	15.76	13.88	4.28
October 31, 2020	84	21.55	18.75	4.28
October 31, 2021	87	27.63	23.83	4.28
October 31, 2022	91	34.01	29.13	4.28
October 31, 2023	95	40.71	34.66	4.28
October 31, 2024	99	47.75	40.42	4.28
October 31, 2025	103	55.13	46.43	4.28
October 31, 2026	108	62.89	52.70	4.28

For the Class R2, Class R5 and Class R6 Shares:

The tables below replace the corresponding tables on page 1 of the Class R2, Class R5 and Class R6 prospectus and in the Summary Prospectus on the Effective Date.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R5	Class R6
Management Fees	0.30%	0.30%	0.30%
Distribution (Rule 12b-1) Fees	0.50	NONE	NONE
Other Expenses	0.54	0.22	0.11
Shareholder Service Fees	0.25	0.05	NONE
Remainder of Other Expenses	0.29	0.17	0.11
Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.35	0.53	0.42
Fee Waivers and Expense Reimbursements[1]	(0.35)	(0.08)	(0.07)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.00	0.45	0.35

1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.00%, 0.45% and 0.35% of the average daily net assets of Class R2, Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect for Class R5 and Class R6 through 10/31/18, at which time the adviser and/or its affiliates will determine whether to renew or revise them. With respect to Class R2 Shares, these waivers are in effect through 6/30/17. Effective July 1, 2017, the expense cap for Class R2 Shares will increase from 1.00% to 1.10% (the “new expense cap”). The new expense cap will be in effect through 10/31/18, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/18 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COSTS WOULD BE
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)[1]	105	370	684	1,573
CLASS R5 SHARES ($)	46	153	280	649
CLASS R6 SHARES ($)	36	120	221	516

1	Reflects expense cap increase effective July 1, 2017.

Changes to Additional Fee and Expense Information. In connection with the change to the investment advisory expense limitation agreement, the following replaces the information in the table on page 182 of the Class A, C and Select Shares as of the Effective Date:

	Class	Net Expense Ratio	Gross Expense Ratio
JPMorgan Core Bond Fund	R2	1.00%[1]	1.35%
	R2	1.10%[2]	1.35%
	R5	0.45%	0.53%
	R6	0.35%	0.42%

1	Reflects expense cap in effect through 6/30/17
2	Reflects expense cap in effect through 10/31/18

The following replace the tables on page 183 of the Class R, Class R5 and Class R6 prospectus on the Effective Date.

JPMorgan Core Bond Fund

	Class R2[1]				Class R5
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2017	$105	5.00%	3.97%	3.97%	$46	5.00%	4.55%	4.55%
October 31, 2018	117	10.25	8.02	3.90	48	10.25	9.31	4.55
October 31, 2019	148	15.76	11.97	3.65	59	15.76	14.19	4.47
October 31, 2020	154	21.55	16.05	3.65	62	21.55	19.30	4.47
October 31, 2021	160	27.63	20.29	3.65	65	27.63	24.63	4.47
October 31, 2022	165	34.01	24.68	3.65	68	34.01	30.20	4.47
October 31, 2023	171	40.71	29.23	3.65	71	40.71	36.02	4.47
October 31, 2024	178	47.75	33.95	3.65	74	47.75	42.10	4.47
October 31, 2025	184	55.13	38.84	3.65	77	55.13	48.45	4.47
October 31, 2026	191	62.89	43.91	3.65	80	62.89	55.09	4.47

1	Reflects change in expense cap effective July 1, 2017.

	Class R6
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2017	$36	5.00%	4.65%	4.65%
October 31, 2018	37	10.25	9.52	4.65
October 31, 2019	47	15.76	14.53	4.58
October 31, 2020	49	21.55	19.78	4.58
October 31, 2021	51	27.63	25.26	4.58
October 31, 2022	54	34.01	31.00	4.58
October 31, 2023	56	40.71	37.00	4.58
October 31, 2024	59	47.75	43.27	4.58
October 31, 2025	62	55.13	49.84	4.58
October 31, 2026	64	62.89	56.70	4.58

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES AND SUMMARY PROSPECTUSES FOR FUTURE REFERENCE